RECAPITALIZATION - Reconciliation of elements of business combination to consolidated statement of changes in stockholders' deficit (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
RECAPITALIZATION
Convertible note	$ 2,790,000
Transaction costs	$ (84,183)
Roth CH Acquisition V Co
RECAPITALIZATION
Cash: trust and cash, net of redemptions		$ 3,826,474
Convertible note		6,225,000
Less: transaction costs paid		(5,113,579)
Net proceeds from the Business Combination		4,937,895
Less: recognition of the ROCL closing balance sheet		(662,009)
Transaction costs		(375,000)
Reverse recapitalization, net		$ (2,324,114)